Cost of Revenues - Schedule of Cost of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cost of Revenue [Abstract]
Operational costs	¥ 1,307,021	$ 186,902	¥ 922,604	¥ 696,197
Content costs	199,958	28,594	246,348	396,502
Bandwidth and IDC costs	112,924	16,148	122,181	110,508
Tax surcharges	67,548	9,659	85,345	95,147
Depreciation & amortization expenses and others	96,380	13,781	106,742	113,527
Cost of revenues	¥ 1,783,831	$ 255,084	¥ 1,483,220	¥ 1,411,881